Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 03, 2013
Entity Registrant Name	dei_EntityRegistrantName	GOTTEX TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001586569
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 03, 2013
Prospectus Date	rr_ProspectusDate	Dec. 04, 2013
Gottex Endowment Strategy Fund (Prospectus Summary) | Gottex Endowment Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTEAX
Gottex Endowment Strategy Fund (Prospectus Summary) | Gottex Endowment Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTEIX